ACQUISITION (Details)	Dec. 31, 2022 USD ($)	Feb. 08, 2022 USD ($) shares
ACQUISITION
Fair value of common shares issued	$ 10,268,584,000
Fair value of replacement share based compensation issued	14,522,000
Consideration transferred, acquisition-date fair value	10,283,106,000
TMAC Resources Inc.
ACQUISITION
Fair value of common shares issued	$ 225,580,000
Kirkland Lake
ACQUISITION
Number of shares issued per share held by acquire | shares		0.7935
Number of shares issued		209,274,263